Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

18. Subsequent events

The following subsequent events were evaluated on September 27, 2023, the date the unaudited financial statements were issued. Except as set forth below, there were no events that occurred subsequent to June 30, 2023 that require adjustment to or disclosure in the unaudited consolidated financial statements.

From July to September 2023, the Company borrowed approximately RMB34.4 million in total from Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd under the credit line pledged by the land use right of the Company mentioned in Note 10. The additional borrowings bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from December 20, 2023 to July 25, 2030.

On August 16, 2023, under the 2022 share incentive plan, the Company granted an employee option to purchase 25,974 ordinary shares (12,987 ADSs) of the Company with an exercise price of US$0.0001 per share. The option granted has a contractual term of 10 years. For the reward, 33.3% will be vested on August 16, 2023; 33.3% will be vested on August 16, 2024; and 33.3% will be vested on August 16, 2025.

In August and September 2023, several employees who hold options under the 2022 share incentive plan, elected to exercise the vested options to purchase a total of 1,009,114 ordinary shares of the Company with an exercise price of US$0.0001 per share. As of the date the unaudited financial statements were issued, the share issuance procedure is still under progress and the shares have not been issued to the employee yet.

On July 24, 2023, the Company entered into loan agreements with Mr. Jianping Kong, the chairman and chief executive officer, and Mr. Qifeng Sun, the vice chairman, along with their respective affiliates (“the Lenders”), who together will provide interest-free loans in the total amount of US$10 million (“the Loans”), to fund the Company’s research and development initiatives directed towards the advancement of ASIC chips, smart-NICs, and vision computing chips. The loans are due on June 30, 2024. On September 5, 2023, the Company and the lenders entered into agreements to convert the Loans into an aggregate of 19,157,087 Class A ordinary shares of the Company for no additional consideration. The per share consideration of the conversion is US$1.044 per ADS (US$0.522 per ordinary share). The share issuance was completed on September 13, 2023 and the proceeds had been fully collected.